Income Taxes - Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized income tax benefits at the beginning of year	$ 64,543	$ 16,703
Increases as a result of tax positions taken during a prior period	3,478	52,567
Decreases as a result of tax positions taken during the prior period	0	0
Decreases as a result of settlements with tax authorities	(6,346)
Decreases as a result of a lapse of the applicable statute of limitations	(18,536)
Decreases as a result of tax positions taken during the current period		(1,806)
Translation difference	(14,351)	(2,921)
Unrecognized income tax benefits at the end of year	$ 28,788	$ 64,543